Closure and rehabilitation provisions (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Closure and Rehabilitation Provisions

	2023	2022
	US$M	US$M
At the beginning of the financial year	8,689	11,910
Capitalised amounts for operating sites:
Change in estimate	510	1,579
Exchange translation	(50)	(694)
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	47	174
Exchange translation	(8)	(58)
Released during the year	(35)	(42)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	839	554
Acquisition of subsidiaries and operations 1	168	–
Divestment and demerger of subsidiaries and operations	–	(4,477)
Expenditure on closure and rehabilitation activities	(273)	(316)
Exchange variations impacting foreign currency translation reserve	–	(3)
Other movements	–	62

At the end of the financial year	9,887	8,689

Comprising:
Current	520	475
Non-current	9,367	8,214

Operating sites	7,366	6,198
Closed sites	2,521	2,491

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

Summary of Profile of Closure and Rehabilitation Cash Flows
Profile of closure and rehabilitation cash flows
The table below indicates the estimated profile of the Group’s closure and rehabilitation provisions. The profile reflects the undiscounted forecast cash flows that underpin the provisions. In some instances, the Group has an obligation to rehabilitate and maintain a closed site for an indefinite period. For the purpose of this analysis, the cashflow period has been restricted to 100 years.

Proportion of the Group’s undiscounted forecast cashflows	2023%	2022%

In one year or less	3	3
In more than one year but not more than two years	4	3
In more than two years but not more than five years	8	9
In more than five years but not more than ten years	14	15
In more than ten years	71	70

Total	100	100